Finance Income and Finance Costs - Summary of Finance Income and Finance Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Interest income:
Financial assets measured at amortized cost	¥ 39,645	¥ 31,331	¥ 27,348
Financial assets measured at fair value through profit or loss	1,546	1,058	1,120
Total	41,191	32,389	28,468
Interest expense:
Financial liabilities measured at amortized cost	(12,970)	(12,471)	(18,146)
Dividends received:
Financial assets measured at fair value through other comprehensive income	4,708	4,922	3,955
Financial assets measured at fair value through profit or loss	15	11	3
Gains (losses) on derivatives:
Financial assets and financial liabilities measured at fair value through profit or loss	67,132	(51,416)	35,675
Gains (losses) on foreign exchange	(69,197)	21,902	(42,509)
Other	2,893	6,145	(1,373)
Total	5,551	(18,436)	(4,249)
Total finance income and finance costs	¥ 33,772	¥ 1,482	¥ 6,073